General (Details) ₪ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Mar. 28, 2017 ILS (₪)	Mar. 31, 2005	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2019 USD ($)
General (Textual)
Date of incorporation		Jul. 21, 2003
Loss			₪ (109,194)		₪ (87,727)	₪ (34,551)
Negative cash flows from operating activities			(77,058)		(57,193)	₪ (10,050)
Accumulated deficit			₪ (320,338)		₪ (211,144)
Percentage of grant	20.00%
Budget to be utilized towards the construction	₪ 20,000
Terms and conditions for receipt of the grant, description	The receipt of the Grant is subject to certain terms and conditions, including those outlined under the Israeli Encouragement of Capital Investment Law,1959. The terms and conditions include, inter alia, the following: (a) at least 24% of the investments in the planned manufacturing facility's fixed assets will be financed by additional share capital; (b) the Company will maintain its intellectual property and manufacturing facility in Israel for a period of at least 10 years.
USD [Member]
General (Textual)
Loss | $				$ (31,596)
Negative cash flows from operating activities | $				$ (22,297)
Accumulated deficit | $							$ (92,690)